Related Party Transactions	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related Party Transactions

18.	Related Party Transactions

In accordance with IAS 24 – Related Party Disclosures, key management personnel, including companies controlled by them, are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the compensation committee of the Board.

The remuneration of directors and other members of key management personnel during the six months ended December 31, 2024 and 2023 were as follows:

	2024	2023
	$	$
Directors’ and officers’ consulting fees	462,154	431,554
Exploration and evaluation expenditures	60,000	79,764
	522,154	511,318

During the six months ended December 31, 2024, fees of $60,000 (2023 – $79,764) for services rendered by the Company’s VP of Exploration and its former VP of Resources Development, had been capitalized as E&E assets on the consolidated statements of financial position.

Share-based compensation

The Company has granted certain RSUs and options to various directors and officers. During the six months ended December 31, 2024, total stock-based compensation of $169,066 (2023 – $630,689) was recorded in connection with the vesting of these securities.

Other related party transactions

As of August 9, 2023, 160,000 RSUs out of the 470,000 RSUs awarded on January 30, 2023 had met the milestones required to vest. On September 26, 2023, the Company paid $546,476 (USD $400,000) to redeem 160,000 of the vested RSUs at USD $2.50 each.

Related party balances

As at December 31, 2024, the Company owed $172,689 to directors and other members of key management personnel (June 30, 2024 - $141,144). All related party balances, for services and business expense reimbursements rendered as at December 31, 2024 and June 30, 2024 are non-interest bearing and payable on demand.

During the six months ended December 31, 2023, Nova Minerals Ltd. charged the Company an amount of $220,348 for reimbursable legal fees, which are recorded as professional fees on the consolidated statements of loss and comprehensive loss.